SPONSORSHIPS (Details Narrative) - USD ($)						1 Months Ended					3 Months Ended
	Mar. 04, 2019	Feb. 11, 2019	Sep. 07, 2018	Jul. 01, 2018	Mar. 06, 2018	Jul. 30, 2019	May 23, 2019	Mar. 29, 2019	Jan. 31, 2019	Nov. 16, 2018	Mar. 31, 2016
Number of restricted common stock issued	52,000,000	55,000	500,000	106,000,000	55,000,000	10,000,000	200,000	52,000,000		45,000	120,000,000
Share Price	$ 0.082	$ 0.84	$ 0.0136					$ 0.08		$ 0.0939
Sponsored athlete [Member]
Sponsorship fees							$ 1,250		$ 1,250
Number of restricted common stock issued							262,500
Share Price							$ 0.00001